SCHEDULE OF CONDENSED CASH FLOW STATEMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,590,803	$ 3,026,673	$ 2,573,803
Adjustments to reconcile net cash flows from operating activities:
Stock-based compensation	422,221	211,112
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	2,642	72,116	173,609
Net cash provided by operating activities	4,053,124	2,643,076	7,104,823
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	(7,443,745)	(3,003,043)	(8,429,958)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities	5,352,682	112,492	804,680
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	4,590,803	3,026,673	2,573,803
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(4,659,512)	(3,026,673)	(2,573,803)
Stock-based compensation	44,910
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,600)
Net cash provided by operating activities	(26,399)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit	(1,000,000)
Net cash used in investing activities	(1,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Ordinary Shares	11,271,480
Cash lent to subsidiaries and VIE	(10,000,000)
Net cash provided by financing activities	1,271,480
CHANGES IN CASH AND RESTRICTED CASH	245,081
CASH AND RESTRICTED CASH, beginning of period
CASH AND RESTRICTED CASH, end of period	$ 245,081